UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.

1. Name and address of issuer:
				American Gas Index Fund, Inc.
				4922 Fairmont Avenue
				Bethesda, Maryland  20814

2. Name of each series or class of securities for which this Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):

3.  Investment Company Act File Number:  811-5702

 	Securities Act File Number:   33-25678

4 (a).  Last day of fiscal year for which this
	  notice is filed:   March 31, 1999

4 (b).  Check box if this Form is being filed late
        (i.e., more than 90 calendar days after
        the end of the issuer's fiscal year).
		   (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 (c). Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i) Aggregate sale price of securities sold during
	    the fiscal year pursuant to section 24f-2:						 						$49,292,918

	(ii)	Aggregate price of securities redeemed or
		repurchased during the fiscal year:
							$64,317,934

	(iii)	Aggregate price of securities redeemed or
		repurchased during any prior fiscal year
		ending no earlier than October 11, 1995 that
		were not previously used to reduce
		registration fees payable to the Commission:											$50,702,558

(iv) Total available redemption credits [add
	Items 5(ii) and 5(iii)]:	$115,020,492

(v) Net sales - if Item 5(i) is greater
	than Item 5(iv)[subtract Item 5(iv) from Item
	5(i)]:				- 0

(vi) Redemption credits available for use in future
	years	- if Item 5(i) is less than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:											$(65,727,574)

(vii) Multiplier for determining registration fee
	(See Instruction C.9):								           						x	0.000278

(viii)Registration fee due [multiply Item 5(v) by
	Item 5(vii)] (enter "0" if no fee is due):						           			=	$0



6.	Prepaid Shares

If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.

7. Interest due - if this Form is being filed more than
	90 days after the end of the issuer's fiscal year
	(see Instruction D):
												          							+	$ 0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7):

												          							=	$ 0

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

		Method of Delivery:  na

				Wire Transfer
				Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*	_\s\ Edward J. Karpowicz_____
					Edward J. Karpowicz
					Controller

Date: 6/23/99

* Please print the name and title of the signing officer below the signature.